Financial Instruments (Details) - Schedule of Other Financial Liabilities - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at fair value through profit or loss
Other financial liabilities		£ 82,623	£ 42,692
Current
Non-current	£ 78,994	82,623	42,692
Warrants [member]
Financial liabilities at fair value through profit or loss
Other financial liabilities		515	42,692
Embedded derivative [Member]
Financial liabilities at fair value through profit or loss
Other financial liabilities		£ 82,108